SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation expense
Share-based compensation expense	CAD 26,546	CAD 22,558	CAD 21,548
Equity Swaps (gain)/loss
Share-based compensation expense
Non-cash	(3,582)	2,097	9,282
Long-term incentive plans (recovery)/expense
Share-based compensation expense
Cash	3,114	874	(1,220)
Non-cash	26,951	18,878	9,349
Stock Option Plan
Share-based compensation expense
Non-cash	CAD 63	CAD 709	CAD 4,137